Leases - Summary of Operating Lease ROU Assets and Operating Lease Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Leases [Abstract]
Cash paid for operating lease liabilities	$ 8,830	$ 8,108
Operating lease ROU assets obtained in exchange for operating lease liabilities	$ 5,491	$ 56,025
Weighted average remaining lease term (in years)	9 years 7 months 6 days	10 years 2 months 12 days
Weighted average discount rate	7.10%	7.10%